Segment Data	6 Months Ended
Jul. 03, 2011
Segment Data [Abstract]
Segment Data
10.	Segment Data
The Company operates two business segments; Store Operations and Franchise Operations. The Store Operations segment comprises the operating activities of restaurants owned or operated by the Company. The Franchise Operations segment is comprised of the operating activities of the franchise business unit which licenses qualified operators to conduct business under the Knowfat and UFood Grill tradenames and also costs to monitor the operations of these business units. Under the terms of the franchise agreements, the licensed operators pay royalties and fees to the Company in return for the use of the Knowfat and UFood Grill tradenames.
The accounting policies of the segments are the same. Interest expense has been allocated based on operating results and total assets employed in each segment. Inter-segment transactions are uncommon and not material. Therefore, they have not been separately reflected in the financial table below. The totals of the reportable segments’ revenues and net loss agree with the comparable amounts contained in the Company’s consolidated financial statements.
Segment information for the Company’s two business segments follows:

	Three Months Ended		Six Months Ended
	July 3, 2011	June 27, 2010	July 3, 2011	June 27, 2010
Revenues:
Store operations	$1,068,144	$1,199,274	$1,986,213	$2,268,244
Franchise operations	62,907	103,806	119,891	156,974

Total revenue	$1,131,051	$1,303,080	$2,106,104	$2,425,218

Segment income (loss):
Store operations	$(796)	$42,608	$(79,373)	$32,601
Franchise operations	(160,013)	(218,899)	(300,992)	(388,591)

Total segment loss	$(160,809)	$(176,291)	$(380,365)	$(355,990)

Unallocated general and administrative expenses	$563,193	$511,208	$1,241,429	$954,142
Advertising, marketing and promotion	53,175	70,683	115,595	110,335
Depreciation and amortization	95,570	81,093	181,220	164,075

Interest expense, net	10,087	398,201	18,470	779,882
Other (income) expense	(490,987)	153,185	(809,392)	222,085

Net loss	$(395,847)	$(1,390,661)	$(1,127,687)	$(2,586,509)